SCHEDULE OF TEMPORARY DIFFERENCES UNUSED TAX CREDITS AND UNUSED TAX LOSSES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Receivables
Receivables, Expiry date			None
Property, plant and equipment and intangibles	2,973,000	$ 3,210,000	$ 2,522,000
Property, plant and equipment and intangibles, Expiry date		None	None
Financing cost	7,907,000	$ 3,480,000	$ 4,262,000
Financing cost, Expiry date		2042 to 2046	2041 to 2045
Inventories	$ 736,000	$ 800,000	$ 1,614,000
Inventory, Expiry date	None	None	None
Allowance for doubtful accounts
Allowance for doubtful accounts, Expiry date		None	None
Warrant liability		$ 156,000	$ 3,036,000
Warrant liability, Expiry date	None	None	None
Allowable capital losses	$ 35.000	$ 38,000	$ 37,000
Allowable capital losses, Expiry date	None	None	None
Non-capital losses available for future periods	$ 96,565,000	$ 77,257,000	$ 61,858,000
CANADA
IfrsStatementLineItems [Line Items]
Non-capital losses available for future periods	69,155,000	$ 49,918,000	$ 38,258,000
Non-capital losses available for future periods, Expiry date		2026-2043	2026 to 2042
ISRAEL
IfrsStatementLineItems [Line Items]
Non-capital losses available for future periods	27,410,000	$ 27,339,000	$ 23,600,000
Non-capital losses available for future periods, Expiry date		None	None
UNITED STATES
IfrsStatementLineItems [Line Items]
Non-capital losses available for future periods
Non-capital losses available for future periods, Expiry date		None	None